Commitments and Contingencies - Obligations to Contract Research Organizations and External Service Providers (Details) $ in Millions	Jun. 30, 2017 USD ($)
Research and Development Arrangement
Long-term Purchase Commitment [Line Items]
Obligation for future services	$ 1.1